Commitments (Tables)	12 Months Ended
Jun. 30, 2023
Commitments [Abstract]
Maturity of Committed Amount Payable
The committed amounts are payable as set out below:

	Consolidated
	30 June 2023	30 June 2022
	US$’000	US$’000

Amounts payable within 12 months of balance date:	7,481	322,706
Amounts payable after 12 months of balance date:	-	23,917

	7,481	346,623